Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued Expenses

Note 7—Accrued Expenses

Accrued expenses consisted of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Accrued professional fees	$318,000	$280,000
Accrued vacation	116,000	92,000
Accrued other	31,000	49,000
Accrued liabilities owed by Parent—reimbursable under Contribution Agreement	—	35,000
Total accrued expenses	$465,000	$456,000

Note 7—Accrued Expenses

Accrued expenses consisted of the following:

	December 31, 2014	December 31, 2013

Accrued professional fees	$267,000	$81,000
Accrued payroll	—	26,000
Accrued vacation	92,000	76,000
Accrued expense reports	—	29,000
Accrued board of directors fees	13,000	—
Accrued taxes	—	7,000
Accrued other	49,000	12,000
Accrued liabilities owed by Parent—reimbursable under Contribution Agreement	35,000	35,000
Total accrued expenses	$456,000	$266,000